Other Receivables - Contracts with customers (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Receivables
Balance, beginning of the year	$ 0	$ 295
A change in the time frame for a right to consideration to become unconditional	106	(295)
Balance, end of the year	$ 106	$ 0